Risks and Uncertainty (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 HKD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)
Risks and Uncertainties [Abstract]
Cash and cash equivalents	$ 764,761	$ 371,918
Insurance limit	64,260		$ 500,000
Deposit amount				$ 102,816	$ 800,000
Allowance for credit losses	446,688	212,252
Principal loan amount	$ 634,266	$ 483,206
Changes in interest rate percentage	1.00%	1.00%
Changes in interest expenses	$ 6,343	$ 4,832